Property, plant and equipment (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		$ 27,113	$ 24,049
Additions		3,984	2,751
Disposals		(95)	(241)
Deconsolidation		(29,001)
Reclassification to assets held for sale			(1,557)
Impairment / recovery		(69)	12
Assets incorporated by business combination	[1]	217
Cumulative translation adjustment		16,332	5,013
Transfers from / to investment properties		(1,568)	(156)
Depreciation charges	[2]	(3,510)	(2,758)
Net book amount at the end		13,403	27,113
Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		32,316	25,839
Additions
Net book amount at the end		21,366	32,316
Accumulated Depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		(5,203)	(1,790)
Net book amount at the end		(7,963)	(5,203)
Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		16,155	13,273
Additions		1,098	737
Disposals		(17)	(4)
Deconsolidation		(22,744)
Reclassification to assets held for sale			(28)
Impairment / recovery		(69)	12
Assets incorporated by business combination	[1]	104
Cumulative translation adjustment		9,057	2,948
Transfers from / to investment properties		(1,568)	(156)
Depreciation charges	[2]	(903)	(627)
Net book amount at the end		1,113	16,155
Buildings And Facilities [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		17,573	13,886
Additions
Net book amount at the end		1,809	17,573
Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		(1,418)	(613)
Additions
Net book amount at the end		(696)	(1,418)
Machinery And Equipment [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		3,462	2,813
Additions		999	634
Disposals		(24)	(8)
Deconsolidation		(5,941)
Reclassification to assets held for sale			(16)
Impairment / recovery
Assets incorporated by business combination	[1]	113
Cumulative translation adjustment		2,418	627
Transfers from / to investment properties
Depreciation charges	[2]	(713)	(588)
Net book amount at the end		314	3,462
Machinery And Equipment [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		4,614	3,203
Additions
Net book amount at the end		489	4,614
Machinery And Equipment [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		(1,152)	(390)
Additions
Net book amount at the end		(175)	(1,152)
Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		6,162	5,410
Additions		971	711
Disposals		(45)	(23)
Deconsolidation
Reclassification to assets held for sale
Impairment / recovery
Assets incorporated by business combination	[1]
Cumulative translation adjustment		3,827	1,148
Transfers from / to investment properties
Depreciation charges	[2]	(1,297)	(1,084)
Net book amount at the end		9,618	6,162
Communication Networks [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		8,156	5,974
Additions
Net book amount at the end		14,975	8,156
Communication Networks [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning		(1,994)	(564)
Additions
Net book amount at the end		(5,357)	(1,994)
Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	[3]	1,334	2,553
Additions	[3]	916	669
Disposals	[3]	(9)	(206)
Deconsolidation	[3]	(316)
Reclassification to assets held for sale	[3]		(1,513)
Impairment / recovery	[3]
Assets incorporated by business combination	[1],[3]
Cumulative translation adjustment	[3]	1,030	290
Transfers from / to investment properties	[3]
Depreciation charges	[2],[3]	(597)	(459)
Net book amount at the end	[3]	2,358	1,334
Others [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	[3]	1,973	2,776
Additions	[3]
Net book amount at the end	[3]	4,093	1,973
Others [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	[3]	(639)	(223)
Additions	[3]
Net book amount at the end	[3]	$ (1,735)	$ (639)

[1]	See Note 4.D. Includes other non-significant business combinations.
[2]	As of June 30, 2018 and 2017, depreciation charges of property, plant and equipment were recognized: Ps. 1,764 and Ps. 1,522 in "Costs", Ps. 175 and Ps. 251 in "General and administrative expenses" and Ps. 32 and Ps. 889 in "Selling expenses", respectively in the Statements of Income, (Note 23). In addition, a depreciation charge in the amount of Ps. 1,539 and Ps. 96, was recognized in "Discontinued operations" as of June 30, 2018 and 2017, respectively.
[3]	Includes furniture and fixtures, vehicles and aircrafts which have been reclassified to held for sale. (See Note 4)